Derivative Instruments (Effect Of Derivative Instruments Designated As Hedges On AOCI) (Details) (Foreign Currency Contracts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) gain recognized in AOCI (effective portion)	$ (729)	$ 359
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) gain reclassified from accumulated AOCI (effective portion)	(753)	(973)
Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) gain reclassified from accumulated AOCI (effective portion)	$ 668	$ 738